FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Financial assets
Cash and cash equivalents	$ 15,038	$ 23,352	$ 27,261	$ 2,770
Convertible note receivable, including accrued interest	590
Financial liabilities
Warrant liability	8
Deferred purchase price payable - Tarus	8,522
Deferred obligation - iOx milestone	5,424
Amortized Cost [Member]
Financial assets
Cash and cash equivalents	15,038	23,352
Prepaid expenses and other receivables	1,542	1,480
Convertible note receivable, including accrued interest
Investments
Financial liabilities
Accounts payable and accrued liabilities	1,425	750
Warrant liability
Deferred purchase price payable - Tarus
Deferred obligation - iOx milestone
Fair Value To Other Comprehensive Income [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other receivables
Convertible note receivable, including accrued interest	590
Investments	8,966	9,082
Financial liabilities
Accounts payable and accrued liabilities
Warrant liability	8	33
Deferred purchase price payable - Tarus	8,522
Deferred obligation - iOx milestone	$ 5,424